Credit Facilities - Bank Loan (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Secured bank loans received	$ 1,138			$ 324,346
Principal
Disclosure of detailed information about borrowings [line items]
Secured bank loans received, gross	1,400			341,207
Unamortized debt issuance costs
Disclosure of detailed information about borrowings [line items]
Secured bank loans received, gross	(262)			(16,861)
Credit facilities - U.S. dollar denominated
Disclosure of detailed information about borrowings [line items]
Secured bank loans received, gross	1,400			206,826
Credit facilities - U.S. dollar denominated | Principal
Disclosure of detailed information about borrowings [line items]
Secured bank loans received			$ 1.0		$ 143.6
Credit facilities - Canadian dollar denominated
Disclosure of detailed information about borrowings [line items]
Secured bank loans received, gross	0			$ 134,381
Credit facilities - Canadian dollar denominated | Principal
Disclosure of detailed information about borrowings [line items]
Net draws	$ 334,300	$ 5.6